Note 20 - Income Taxes (Details) - Income Tax (Provision) Benefit - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Current	$ (2,071,154)	$ (558,696)	$ (478,966)
Deferred	502,052	106,900	357,014
Total	(1,384,262)	(513,914)	(100,058)
Exchange Difference [Member]
Note 20 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Deferred	$ 686,892	$ 44,782	$ 378,908